Employees	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employees
8. Employees
The average monthly number of persons employed by the Group (including Directors) during the year was:

	Year ended December 31, 201 8 Number	Year ended December 31, 201 9 Number
By activity
Administrative	24	28
Research and development	12	18

Total	36	46

Total compensation costs for persons employed by the Group (including Directors) during the year was:

	Year ended December 31, 201 8	Year ended December 31, 201 9
Included in research and development expenses:
Salaries	1,792	2,824
Social security costs	(30)	110
Pension contributions	73	62
Share-based payment expense	526	152
Included in administrative expenses:
Salaries	2,903	3,384
Social security costs	(828)	(124)
Pension contributions	99	114
Share-based payment expense	1,663	1,485

Total employee benefits expense	6,198	8,007

Total compensation costs for Directors during the year was:

	Year ended December 31, 201 8	Year ended December 31, 201 9
Salaries and fees	1,047	1,106
Benefits in kind	15	17
Pension contributions	11	25
Bonus	512	294

Total	1,585	1,442

During 2019, two Directors were member
s
of a defined contribution pension scheme (period ended December 31, 2018: two).
Further details concerning the remuneration of Key Management Personnel can be found in Note 28.